Restricted Cash	9 Months Ended
Sep. 30, 2012
Restricted Cash and Investments [Abstract]
Restricted Assets Disclosure [Text Block]

Note 10: Restricted Cash

A restricted fund was established in compliance with the unsecured debt agreements. The restricted fund at September 30, 2012 has a balance of $74,202. This fund is used to pay principal and interest for some of the unsecured debt agreements which had a principal balance of $3,991,209 out of the total unsecured debt referenced in Note 5 of $4,041,809 as of September 30, 2012. Ten percent of all cash receipts from operations are put into this fund under the terms of the debt agreement.